Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(17) Quarterly Financial Data (unaudited)

Quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized below:

(in millions, except per share amounts)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Net sales	$384.4	$329.5	$347.9	$341.1
Gross profit	205.9	166.9	171.2	170.6
Operating income	86.1	47.5	63.4	51.3
Net income	56.2	29.1	(2.0)	23.5
Basic earnings (loss) per common share	$0.88	$0.46	$(0.03)	$0.39
Diluted earnings (loss) per common share	$0.86	$0.45	$(0.03)	$0.39

2011
Net sales	$325.8	$342.2	$383.1	$366.8
Gross profit	170.3	181.0	200.6	191.2
Operating income	75.3	82.8	96.6	85.8
Net income	48.3	53.1	61.9	56.3
Basic earnings per common share	$0.70	$0.78	$0.93	$0.86
Diluted earnings per common share	$0.68	$0.76	$0.90	$0.84

The sum of the quarterly earnings per common share amounts may not equal the annual amount reported because per share amounts are computed independently for each quarter and for the full year based on respective weighted-average common shares outstanding and other dilutive potential common shares. The Company's quarterly operating results fluctuate as a result of seasonal variations in the Company's business.